Long-term debt - Outstanding Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Revolving credit facility	$ 1,539,225	$ 1,392,206
Senior unsecured notes	385,440	404,001
Long-term debt	$ 1,924,665	$ 1,796,207